SUBSEQUENT EVENTS (Details) $ in Millions, Rp in Billions	1 Months Ended	3 Months Ended			4 Months Ended			12 Months Ended
	Feb. 13, 2026 IDR (Rp)	Apr. 13, 2026 IDR (Rp)	Apr. 01, 2026 IDR (Rp)	Mar. 27, 2026 IDR (Rp)	Apr. 30, 2026 IDR (Rp)	Apr. 30, 2026 IDR (Rp)	Apr. 27, 2026 IDR (Rp)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	May 01, 2026 IDR (Rp)	Jan. 06, 2026 shares	Jan. 01, 2026 IDR (Rp) shares	Jul. 18, 2025	Mar. 06, 2023
SUBSEQUENT EVENTS
Repayments of loans and other borrowings								Rp 72,037	$ 4,320	Rp 47,607	Rp 35,323
Proceeds from loans and other borrowings								69,895	$ 4,191	Rp 52,653	Rp 38,834
Share buyback, authorized amount								Rp 3,000
Percentage of maximum shares authorized															4.12%	7.88%
Infraco Spin-Off
SUBSEQUENT EVENTS
Fair value of restructuring transaction														Rp 35,787
Number of shares received as consideration for business transfer | shares														357,872,580
Infraco Spin-Off | Bank DBS
SUBSEQUENT EVENTS
Amount of spin-off transaction														Rp 1,831
Infraco Spin-Off | BNI.
SUBSEQUENT EVENTS
Amount of spin-off transaction														2,649
Infraco Spin-Off | PT Bank Central Asia Tbk ("BCA")
SUBSEQUENT EVENTS
Amount of spin-off transaction														Rp 5,317
Major Ordinary Share Transactions
SUBSEQUENT EVENTS
Share buyback, authorized amount												Rp 1,000
Percentage of maximum shares authorized												10.00%
Major borrowings transactions | Bank DBS
SUBSEQUENT EVENTS
Repayments of loans and other borrowings	Rp 1,000
Proceeds from loans and other borrowings					Rp 1,000
Major borrowings transactions | BNI.
SUBSEQUENT EVENTS
Repayments of loans and other borrowings			Rp 4,000
Proceeds from loans and other borrowings					1,000
Major borrowings transactions | Bank Mandiri
SUBSEQUENT EVENTS
Repayments of loans and other borrowings				Rp 3,000
Major borrowings transactions | Bank Sinarmas
SUBSEQUENT EVENTS
Repayments of loans and other borrowings						Rp 3,000
Proceeds from loans and other borrowings					2,000
Major borrowings transactions | Bank of China
SUBSEQUENT EVENTS
Repayments of loans and other borrowings		Rp 3,800
Proceeds from loans and other borrowings					3,800
Major borrowings transactions | MUFG
SUBSEQUENT EVENTS
Repayments of loans and other borrowings	Rp 1,000
Major borrowings transactions | Bank CIMB Niaga.
SUBSEQUENT EVENTS
Repayments of loans and other borrowings							Rp 2,500
Proceeds from loans and other borrowings					Rp 1,500
State-owned enterprises | Major Ordinary Share Transactions
SUBSEQUENT EVENTS
Share transfers state ownership held percent													1.00%
Share transfers ownership held number of shares | shares													516,023,535
State-owned enterprises | Major Ordinary Share Transactions | Series B shares
SUBSEQUENT EVENTS
Share transfers ownership held percent													0.52%